Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount
Tax expense calculated at the statutory federal income tax rate			$ 12,089	$ 26,967	$ 11,827
Remeasurement of net deferred tax assets			0	9,564	0
Non-taxable interest income			(1,507)	(1,643)	(1,132)
Non-taxable BOLI income			(1,223)	(1,910)	(1,547)
Non-deductible Spin-off costs			1,711	0	0
Disallowed interest expense allocable to tax exempt securities and other expenses			627	577	464
State and city income taxes, net of federal income tax benefit			(131)	1,146	549
Other, net			167	(709)	50
Income tax expense	$ 3,577	$ 1,504	$ 11,733	$ 33,992	$ 10,211
%
Tax expense calculated at the statutory federal income tax rate			21.00%	35.00%	35.00%
Remeasurement of net deferred tax assets			0.00%	12.41%	0.00%
Non-taxable interest income			(2.62%)	(2.13%)	(3.35%)
Non-taxable BOLI income			(2.12%)	(2.48%)	(4.58%)
Non-deductible Spin-off costs			2.97%	0.00%	0.00%
Disallowed interest expense allocable to tax exempt securities and other expenses			1.09%	0.75%	1.37%
State and city income taxes, net of federal income tax benefit			(0.23%)	1.49%	1.62%
Other, net			0.29%	(0.92%)	0.16%
Income tax expense	21.49%	13.76%	20.38%	44.12%	30.22%